DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (USD $)			1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jul. 30, 2012 Forward starting swap	Sep. 30, 2012 Forward starting swap item	Mar. 31, 2013 Forward starting swap item	Mar. 31, 2013 Foreign currency forwards	Sep. 30, 2012 Foreign currency forwards	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards
Derivative instruments and hedging activities
Estimated unrealized net gains from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ (2,600,000)	$ 2,000,000
Debt to be issued under derivative contacts				83,000,000	83,000,000
Term of debt to be issued				10 years	10 years
Term of derivative contract			10 years		10 years
Number of semi-annual interest cash flows				20	20
Notional Principal outstanding derivative instruments				58,415,000	58,400,000			370,100,000	358,400,000	290,400,000	334,800,000	352,700,000	224,500,000	232,500,000	233,700,000	178,600,000	176,800,000
Fixed rate (as a percent)				1.698%	1.698%
Number of days prior to the first day of each calculation period				2 days	2 days
Minimum commitment amount for hedging						$ 50,000	$ 50,000